Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 239,345	$ 257,592
Short-term bank deposits		571
Accounts receivable, net	109,235	123,215
Inventories	127,044	123,658
Net investment in sales-type leases	12,108	11,704
Prepaid expenses	8,428	8,469
Other current assets	18,722	21,864
Total current assets	514,882	547,073
Non-current assets
Goodwill	386,325	383,853
Other intangible assets, net	208,034	252,468
Property, plant and equipment, net	214,570	201,934
Net investment in sales-type leases - long-term	14,688	17,785
Other non-current assets	30,245	11,243
Total non-current assets	853,862	867,283
Total assets	1,368,744	1,414,356
Current liabilities
Accounts payable	37,793	39,021
Accrued expenses and other current liabilities	27,417	31,314
Accrued compensation and related benefits	39,220	34,052
Income taxes payable	4,089	11,395
Obligations in connection with acquisitions	4,607	4,636
Deferred revenues	49,548	52,309
Total current liabilities	162,674	172,727
Non-current liabilities
Obligations in connection with acquisitions - long-term		4,354
Deferred tax liabilities	10,784	16,040
Deferred revenues - long-term	11,993	7,627
Other non-current liabilities	34,919	22,428
Total non-current liabilities	57,696	50,449
Total liabilities	220,370	223,176
Contingencies (see note 10)
Redeemable non-controlling interests	2,095	2,379
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,600 thousands shares and 52,082 thousands shares issued and outstanding at September 30, 2016 and December 31, 2015, respectively	141	141
Additional paid-in capital	2,625,844	2,605,957
Accumulated other comprehensive loss	(10,670)	(10,774)
Accumulated deficit	(1,469,164)	(1,406,706)
Equity attributable to Stratasys Ltd.	1,146,151	1,188,618
Non-controlling interests	128	183
Total equity	1,146,279	1,188,801
Total liabilities and equity	$ 1,368,744	$ 1,414,356